Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Receivable (Details) [Abstract]
2012	$ 566,320
2013	506,512
2014	443,472
2015	375,843
2016	351,646
Thereafter	1,044,570
Total	$ 3,288,363